TAX REFINANCING PROGRAM	12 Months Ended
Dec. 31, 2019
Tax Debt Refinancing Program [Abstract]
Disclosure Of Tax Debt Refinancing Program [Text Block]
23.	TAX REFINANCING PROGRAM
The outstanding balance of the Tax Debt Refinancing Program is broken down as follows:

	2019	2018
Law 11941/09 and Law 12865/2013 tax financing program	417,076	496,240
PRT (MP 766/2017) (i)		54,528
PERT (Law 13496/2017) (ii)	427	2,438
Total	417,503	553,206
Current	86,721	142,036
Non-current	330,782	411,170
The amounts of the tax refinancing program created under Law 11941/2009, Provisional Act (MP) 766/2017, and Law 13469/2017, divided into principal, fine and interest, which include the debt declared at the time the deadline to join the program (Law 11941/2009 installment plan) was reopened as provided for by Law 12865/2013 and Law 12996/2014, are broken down as follows:

	2019				2018
	Principal	Fines	Interest	Total	Total
Tax on revenue (COFINS)	2,718		151,072	153,790	199,595
Income tax	1,317		36,678	37,995	44,967
Tax on revenue (PIS)	36,785		35,242	72,027	79,885
Social security (INSS – SAT)	650	371	2,018	3,039	4,774
Social contribution	580	22	10,713	11,315	12,503
Tax on banking transactions (CPMF)	18,950	2,137	29,486	50,573	50,132
PRT – Other debts—RFB					54,528
PERT – Other debts—RFB	240		187	427	2,438
Other	12,137	4,314	71,886	88,337	104,384
Total	73,377	6,844	337,282	417,503	553,206
The payment schedule is as follows:

2020	86,718
2021	86,292
2022	86,292
2023	86,292
2024	71,909
Total	417,503
The tax debts, as is the case of the debts included in tax refinancing programs, are not subject to the terms of the judicial reorganization terms.

(i)	Tax Compliance Program (PRT)
The Company elected to include and settle under said tax refinancing program, created by the Federal Government, under Provisional Act 766/2017 (PRT), the administrative proceedings with a probable likelihood of an unfavorable outcome and those where, while attributed a possible likelihood of an unfavorable outcome, the cost effectiveness of including them provided to be highly advantageous in light of the benefits offered by the program.
The Company elected the payment method that allows settling 76% of the consolidated debt utilizing tax credits arising on tax loss carryforwards amounting to R$1,035 million, and paid the remaining 24% in 24 monthly installments totaling R$327 million plus SELIC interest charged as from the adherence month. All the procedures necessary for the Company to join the PRT were completed within the statutory deadline, while MP 766/2017 was still in effect.
Subsequently, on June 1, 2017 the effective period of said Provisional Act ended because it was not passed into law within the relevant constitutional deadline. However, as established by the Federal Constitution, the legal relationships established and arising from actions taken while a provisional act not passed into law was effective, as in the case of the Company’s joining the PRT, continue to be governed by the former provisional act, except where the National Congress provides for otherwise, by means of a legislative decree.
Note that the PRT, governed by MP 766/2017, is not equivalent to the tax installment plan established by MP 783/2017 (PERT), of May 31, 2017, because of differences in payment terms and conditions, plan scope, and access requirements.

(ii)	Special Tax Compliance Program (PERT)
The Company elected to include in and settle through PERT only tax debts that in aggregate do not exceed the fifteen million Brazilian reais (R$15,000,000.00) ceiling set by Article 3 of Law 13496/2017.
The tax debts included in said program were those being disputed at the administrative level in proceedings classified with a low likelihood of the Company winning and which, in the event of an unfavorable outcome, would result in a lawsuit—and entail all the associated costs—, the reason why the cost effectiveness of joining the program was quite positive, because of the benefits offered by PERT (especially the payment of just 5% of the debt in cash).